SUPPLEMENT Dated June 24, 2008 To The Prospectus Dated April 28, 2008 For

ING Variable Annuity

Issued By ING Life Insurance and Annuity Company Through Variable Annuity Account B of ING Life Insurance and Annuity Company

This supplement is notice of some forthcoming changes to the investment portfolio available under your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions or want to give us any instructions in this regard, then please call our
Customer Contact Center at 1-800-366-0066. You may also call us for copies of the prospectus for any portfolio.

IMPORTANT INFORMATION REGARDING REORGANIZATIONS

On March 27, 2008, the Board of Trustees of the ING Wells Fargo Disciplined Value Portfolio (Class S)
approved an agreement to reorganize the ING Wells Fargo Disciplined Value Portfolio (Class S) with and into the ING Pioneer Mid Cap Value Portfolio (Class S). The agreement is subject to shareholder approval.
If shareholder approval is obtained, it is expected that the reorganization will take place on or about
September 6, 2008, resulting in a shareholder of the ING Wells Fargo Disciplined Value Portfolio (Class S)
becoming a shareholder of the ING Pioneer Mid Cap Value Portfolio (Class S). Each shareholder will thereafter hold shares of the ING Pioneer Mid Cap Value Portfolio (Class S) having equal aggregate value as shares of the ING Wells Fargo Disciplined Value Portfolio (Class S), and the ING Wells Fargo Disciplined
Value Portfolio (Class S) will no longer be available under the contract. Accordingly, unless you provide us with alternative allocation instructions, all future allocations directed to the ING Wells Fargo Disciplined
Value Portfolio (Class S) will be automatically allocated to the ING Pioneer Mid Cap Value Portfolio (Class
S).

On March 27, 2008, the Board of Trustees of the ING VP High Yield Bond Portfolio (Class I) approved an agreement to reorganize the ING VP High Yield Bond Portfolio (Class I) with and into the ING Pioneer
High Yield Portfolio (Initial Class). The agreement is subject to shareholder approval. If shareholder approval is obtained, it is expected that the reorganization will take place on or about September 6, 2008, resulting in a shareholder of the ING VP High Yield Bond Portfolio (Class I) becoming a shareholder of the
ING Pioneer High Yield Portfolio (Initial Class). Each shareholder will thereafter hold shares of the ING
Pioneer High Yield Portfolio (Initial Class) having equal aggregate value as share of the ING VP High Yield
Bond Portfolio (Class I), and the ING VP High Yield Bond Portfolio (Class I) will no longer be available under the contract. Accordingly, unless you provide us with alternative allocation instructions, all future allocations directed to the ING VP High Yield Bond Portfolio (Class I) will be automatically allocated to the
ING Pioneer High Yield Portfolio (Initial Class).

You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at
1-800-366-0066.

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IMPORTANT INFORMATION REGARDING LIQUIDATION

On May 30, 2008, the Board of Trustees of the ING Partners, Inc. approved the proposed liquidation and dissolution plan of the ING UBS U.S. Small Cap Growth Portfolio (Service Class). The plan is subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidation and dissolution will take place on or about September 6, 2008. The liquidation and dissolution is being proposed because the portfolio has been less than popular with the public than originally anticipated, and it is not anticipated that the portfolio will gather substantial assets in the future. Maintaining the portfolio at its current asset levels has been determined not to be beneficial in the long-term to shareholders.

Before the liquidation date, you may reallocate contract value in the ING UBS U.S. Small Cap Growth
Portfolio (Service Class) to another portfolio available under the contract. The reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the ING UBS U.S. Small Cap Growth Portfolio (Service Class) on the
liquidation date will be placed in the ING VP Money Market Portfolio (Class I). Thereafter, the ING UBS
U.S. Small Cap Growth Portfolio (Service Class) will no longer be available under the contract.

You may obtain additional copies of the prospectus for any portfolio and give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

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